Note 24 Condensed consolidated Income Statement impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments	€ 60	€ 71
Personnel expense consolidated income statement impact	100	117
Defined contribution plan expense	72	86
Defined benefit plans expense	28	31
Net provisions pension and other post employment commitments	3	3
Total consolidated income statement impact	€ 163	€ 191